C - DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Tables)	6 Months Ended	12 Months Ended
	Jul. 28, 2012	Jan. 28, 2012
Net Impact of Effective Portion of Derivatives Designated as Cash Flow Hedges on Accumulated Other Comprehensive Income (Loss) in Statement of Stockholders' Equity (Deficit)

The following table sets forth the net impact of the effective portion of derivatives designated as cash flow hedges on Accumulated other comprehensive income (loss) on our Condensed Consolidated Statements of Stockholders’ Equity for the twenty-six weeks ended July 28, 2012 and July 30, 2011:

	26 Weeks Ended
(In millions)	July 28, 2012	July 30, 2011
Derivatives designated as cash flow hedges:
Beginning balance	$(2)	$—
Loss on the change in fair value recognized in Accumulated other comprehensive income (loss)—Interest Rate Contracts (1)	—	(1)

Ending balance	$(2)	$(1)

(1)	Reclassifications from Accumulated other comprehensive income (loss) to Interest expense were nominal for the twenty-six weeks ended July 28, 2012 and July 30, 2011.

The following table sets forth the net impact of the effective portion of derivatives designated as cash flow hedges on Accumulated other comprehensive income (loss) on our Consolidated Statements of Stockholders’ Equity (Deficit) for the fiscal years ended January 28, 2012, January 29, 2011 and January 30, 2010:

	Fiscal years ended
(In millions)	January 28, 2012	January 29, 2011	January 30, 2010

Derivatives designated as cash flow hedges:
Beginning balance	$—	$(15)	$(25)
Loss on the change in fair value recognized in Accumulated other comprehensive income (loss)—Interest Rate Contracts	(2)	(5)	(13)
(Loss) gain reclassified from Accumulated other comprehensive income (loss)—Interest Rate Contracts	—	20	23

	(2)	15	10

Ending balance	$(2)	$—	$(15)

Impact of Derivatives on Interest Expense in Statement of Financial Performance

The following table sets forth the impact of derivatives on Interest expense on our Condensed Consolidated Statements of Operations for the thirteen and twenty-six weeks ended July 28, 2012 and July 30, 2011:

	13 Weeks Ended		26 Weeks Ended
(In millions)	July 28, 2012	July 30, 2011	July 28, 2012	July 30, 2011
Derivatives not designated for hedge accounting:
Gain (loss) on the change in fair value—Interest Rate Contracts	$2	$(2)	$3	$(1)
(Loss) gain on the change in fair value—Intercompany Loan Foreign Exchange Contracts (1)	(7)	1	(10)	6
Gain (loss) on the change in fair value—Merchandise Purchases Program Foreign Exchange Contracts	6	3	3	(13)

	1	2	(4)	(8)

Derivative designated as fair value hedge:
Gain on the change in fair value—Interest Rate Contract	3	10	2	12
(Loss) gain recognized in Interest expense on hedged item	—	(8)	2	(9)

	3	2	4	3

Total Interest expense	$4	$4	$—	$(5)

(1)	Gains and losses related to our short-term, intercompany loan foreign exchange contracts are recorded in Interest expense, in addition to the corresponding foreign exchange gains and losses related to our short-term, cross-currency intercompany loans.

The following table sets forth the impact of derivatives on Interest expense on our Consolidated Statements of Operations for the fiscal years ended January 28, 2012, January 29, 2011 and January 30, 2010:

	Fiscal years ended
(In millions)	January 28, 2012	January 29, 2011	January 30, 2010

Derivatives not designated for hedge accounting:
Loss on the change in fair value—Interest Rate Contracts	$(1)	$(6)	$(3)
Loss on the change in fair value—Intercompany Loan Foreign Exchange Contracts(1)	(4)	(10)	(28)
(Loss) gain on the change in fair value—Merchandise Purchases Program Foreign Exchange Contracts	(3)	2	(24)

	(8)	(14)	(55)

Derivatives designated as cash flow hedges:
Loss reclassified from Accumulated other comprehensive income (loss) (effective portion)—Interest Rate Contracts	(1)	(31)	(36)
Gain amortized from terminated cash flow hedges—Interest Rate Contracts	1	1	1

	—	(30)	(35)

Derivative designated as a fair value hedge:
Amortization of swap basis adjustment—Interest Rate Contract	(1)	—	—
Gain (loss) on the change in fair value—Interest Rate Contract	23	(3)	—
(Loss) gain recognized in interest expense on hedged item	(16)	2	—

	6	(1)	—

Total Interest expense	$(2)	$(45)	$(90)

(1)	Gains and losses related to our short-term, intercompany loan foreign exchange contracts are recorded in Interest expense, in addition to the corresponding foreign exchange gains and losses related to our short-term, cross-currency intercompany loans. For further details related to gains and losses resulting from foreign currency transactions, refer to Note 1 entitled “SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES.”

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

The following table contains the notional amounts and the related fair values of our derivatives included within our Condensed Consolidated Balance Sheets as of July 28, 2012, January 28, 2012 and July 30, 2011:

	July 28, 2012		January 28, 2012		July 30, 2011
	Notional	Fair Value Assets/	Notional	Fair Value Assets/	Notional	Fair Value Assets/
(In millions)	Amount	(Liabilities)	Amount	(Liabilities)	Amount	(Liabilities)
Interest Rate Contracts designated as cash flow hedges:
Other assets	$700	$—	$700	$—	$700	$1
Accrued expenses and other current liabilities	3	—	—	—	—	—
Other non-current liabilities	126	(2)	131	(2)	153	(2)

Interest Rate Contract designated as fair value hedge:
Other assets	$350	$20	$350	$18	$350	$8

Interest Rate Contracts not designated for hedge accounting:
Other assets	$1,611	$—	$1,611	$—	$1,611	$2
Accrued expenses and other current liabilities	323	(4)	249	(4)	—	—
Other non-current liabilities	—	—	92	(3)	369	(10)

Foreign Currency Contracts not designated for hedge accounting:
Prepaid expenses and other current assets	$217	$4	$39	$—	$126	$2
Accrued expenses and other current liabilities	207	(2)	40	(1)	380	(12)

Total derivative contracts outstanding
Prepaid expenses and other current assets	$217	$4	$39	$—	$126	$2
Other assets	2,661	20	2,661	18	2,661	11

Total derivative assets (1)	$2,878	$24	$2,700	$18	$2,787	$13

Accrued expenses and other current liabilities	$533	$(6)	$289	$(5)	$380	$(12)
Other non-current liabilities	126	(2)	223	(5)	522	(12)

Total derivative liabilities (1)	$659	$(8)	$512	$(10)	$902	$(24)

(1)	Refer to Note 4 entitled “Fair value measurements” for the fair value of our derivative instruments classified within the fair value hierarchy.

The following table contains the notional amounts and related fair values of our derivatives included within our Consolidated Balance Sheets as of January 28, 2012 and January 29, 2011:

	January 28, 2012		January 29, 2011
(In millions)	Notional amount	Fair value assets/ (liabilities)	Notional amount	Fair value assets/ (liabilities)

Interest Rate Contracts designated as cash flow hedges:
Other assets	$700	$—	$700	$2
Other non-current liabilities	131	(2)	143	(2)

Interest Rate Contract designated as a fair value hedge:
Other Assets	$350	$18	$—	$—
Other non-current liabilities	—	—	350	(5)

Interest Rate Contracts not designated for hedge accounting:
Other assets	$1,611	$—	$1,611	$4
Accrued expenses and other current liabilities	249	(4)	—	—
Other non-current liabilities	92	(3)	353	(10)

Foreign Currency Contracts not designated for hedge accounting:
Prepaid expenses and other current assets	$39	$—	$81	$—
Accrued expenses and other current liabilities	40	(1)	210	(2)

Total derivative contracts outstanding
Prepaid expenses and other current assets	$39	$—	$81	$—
Other assets	2,661	18	2,311	6

Total derivative assets(1)	$2,700	$18	$2,392	$6

Accrued expenses and other current liabilities	$289	$(5)	$210	$(2)
Other non-current liabilities	223	(5)	846	(17)

Total derivative liabilities(1)	$512	$(10)	$1,056	$(19)

(1)	Refer to Note 4 “FAIR VALUE MEASUREMENTS” for the fair value of our derivative instruments classified within the fair value hierarchy.

Schedule of Outstanding Interest Rate Contracts

The following table presents our outstanding interest rate contracts as of January 28, 2012 and January 29, 2011:

(In millions)	Effective date	Maturity date	January 28, 2012	January 29, 2011
			Notional amount	Notional amount

Interest Rate Swaps
3 Month EURIBOR Float to Fixed Interest Rate Swap	February 2006	February 2013	$81	$84
3 Month EURIBOR Float to Fixed Interest Rate Swap	February 2006	February 2013	168	175
3 Month GBP LIBOR Float to Fixed Interest Rate Swap	February 2006	April 2013	92	94
3 Month GBP LIBOR Float to Fixed Interest Rate Swap(1)	April 2007	April 2013	3	3
3 Month USD LIBOR Fixed to Float Interest Rate Swap(1)	September 2010	September 2016	350	350
6 Month JPY TIBOR Float to Fixed Interest Rate Swap(1)	January 2011	January 2016	128	140

Interest Rate Caps
1 Month USD LIBOR Interest Rate Cap(1)	January 2011	April 2015	500	500
1 Month USD LIBOR Interest Rate Cap	January 2011	April 2015	500	500
1 Month USD LIBOR Interest Rate Cap(2)	January 2012	April 2015	500	500
1 Month USD LIBOR Interest Rate Cap	January 2012	April 2015	500	500
1 Month USD LIBOR Interest Rate Cap	January 2014	April 2015	311	311

(1)	As of January 28, 2012, these derivatives were designated for hedge accounting.

(2)	The Company de-designated a portion of this interest rate cap in fiscal 2010. As of January 28, 2012, 40% of the $500 million interest rate cap is designated as a cash flow hedge.

Schedule of Outstanding Foreign Exchange Contracts

The following table presents our outstanding foreign exchange contracts as of January 28, 2012 and January 29, 2011:

(In millions)			January 28, 2012	January 29, 2011
	Effective date	Maturity date	Notional amount	Notional amount

Foreign-Exchange Forwards
Short-term cross-currency intercompany loans	Varies	Varies	$79	$120
Merchandise purchases	Varies	Varies	—	171

Parent company
Net Impact of Effective Portion of Derivatives Designated as Cash Flow Hedges on Accumulated Other Comprehensive Income (Loss) in Statement of Stockholders' Equity (Deficit)

The following table sets forth the net impact of the effective portion of derivatives on Accumulated other comprehensive income (loss) for the fiscal years ended January 28, 2012, January 29, 2011 and January 30, 2010:

	Fiscal years ended
(In millions)	January 28, 2012	January 29, 2011	January 30, 2010

Derivatives designated as cash flow hedges:
Beginning balance	$1	$(19)	$(29)
Loss on the change in fair value recognized in Accumulated other income (loss)—Interest Rate Contracts	—	—	(14)
Loss reclassified from Accumulated other comprehensive income (loss)—Interest Rate Contracts	—	20	24

	—	20	10

Ending balance	$1	$1	$(19)

Impact of Derivatives on Interest Expense in Statement of Financial Performance

The following table sets forth the impact of derivatives on Interest expense, net on the Parent Company Condensed Statements of Operations for the fiscal years ended January 28, 2012, January 29, 2011 and January 30, 2010:

	Fiscal years ended
(In millions)	January 28, 2012	January 29, 2011	January 30, 2010

Derivatives not designated for hedge accounting:
(Loss) gain on the change in fair value—Interest Rate Contracts	$(3)	$(5)	$2
Gain (loss) on the change in fair value—Intercompany Loan Foreign Exchange Contracts(1)	2	1	(10)

	(1)	(4)	(8)

Derivatives designated as cash flow hedges:
Loss reclassified from Accumulated other comprehensive income (loss) (effective portion)—Interest Rate Contracts(2)	—	(31)	(36)

Total Interest expense, net	$(1)	$(35)	$(44)

(1)	Gains and losses related to our short-term, intercompany loan foreign exchange contracts are recorded in Interest expense, net, in addition to the corresponding foreign exchange gains and losses related to our short-term, cross-currency intercompany loans. For further details related to gains and losses resulting from foreign currency transactions, refer to Note 1 to our Consolidated Financial Statements entitled “SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES.”

(2)	Reclassifications from Accumulated other comprehensive income (loss) to Interest expense, net, primarily relate to the amortization of gains (losses) recorded on de-designated contracts.

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

The following table contains the notional amounts and fair values of Parent Company’s outstanding derivative contracts as of January 28, 2012 and January 29, 2011:

	January 28, 2012		January 29, 2011
(In millions)	Notional amount	Fair value assets/ (liabilities)	Notional amount	Fair value assets/ (liabilities)

Interest Rate Contracts not designated for hedge accounting:
Other assets	$1,311	$—	$1,311	$3

Schedule of Derivative Instruments, Outstanding

The following table presents our outstanding derivative contracts as of January 28, 2012 and January 29, 2011:

			January 28, 2012	January 29, 2011
(In millions)	Effective date	Maturity date	Notional amount	Notional amount

Interest Rate Caps
1 Month USD LIBOR Interest Rate Cap(1)	January 2011	April 2015	$500	$500
1 Month USD LIBOR Interest Rate Cap(1)	January 2012	April 2015	500	500
1 Month USD LIBOR Interest Rate Cap(1)	January 2014	April 2015	311	311

(1)	These three interest rate caps are not designated as cash flow hedges in accordance with ASC 815.